Classification and measurement of financial instruments - Summary of Fair Value Measurement Hierarchy of Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Derivative financial instruments	$ 1	$ 8
Liabilities
Derivative financial instruments	(20)
Contingent purchase consideration	(91)	(109)
Deferred purchase consideration	(23)	(22)
Loans and other borrowings	(2,165)	(2,014)
Deferred purchase consideration [member]
Liabilities
Deferred purchase consideration	(23)	(22)
Money Market Fund [Member]
Assets
Financial assets	51	92
Quoted equity shares [member]
Assets
Equity securities	133	116
Financial assets at fair value through profit or loss, category [member]
Assets
Financial assets	55	100
Financial assets at fair value through profit or loss, category [member] | Money Market Fund [Member]
Assets
Financial assets	3
Financial assets at fair value through profit or loss, category [member] | Trade deposits and loans [member]
Assets
Financial assets	3
GBP400m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings	(528)	(509)
GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	(399)	(385)
GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	(462)	(447)
EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings	(564)	(569)
Fair value [member]
Liabilities
Derivative financial instruments	(20)
Contingent purchase consideration	(91)	(109)
Deferred purchase consideration	(24)	(22)
Fair value [member] | Money Market Fund [Member]
Assets
Financial assets	51	92
Fair value [member] | Trade deposits and loans [member]
Assets
Financial assets	3
Fair value [member] | Derivative financial assets [member]
Assets
Derivative financial instruments	1	8
Fair value [member] | Quoted equity shares [member]
Assets
Equity securities	133	116
Fair value [member] | GBP400m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings	(567)	(543)
Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	(435)	(399)
Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	(465)	(417)
Fair value [member] | EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings	(601)	(566)
Level 1 [member] | Fair value [member]
Liabilities
Deferred purchase consideration	(24)	(22)
Level 1 [member] | Fair value [member] | Money Market Fund [Member]
Assets
Financial assets	51	92
Level 1 [member] | Fair value [member] | Quoted equity shares [member]
Assets
Equity securities	8	8
Level 1 [member] | Fair value [member] | GBP400m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings	(567)	(543)
Level 1 [member] | Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	(435)	(399)
Level 1 [member] | Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	(465)	(417)
Level 1 [member] | Fair value [member] | EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings	(601)	(566)
Level 2 [member] | Fair value [member]
Liabilities
Derivative financial instruments	(20)
Level 2 [member] | Fair value [member] | Quoted equity shares [member]
Assets
Derivative financial instruments	1	8
Level 3 [member] | Trade deposits and loans [member]
Assets
Financial assets	3
Level 3 [member] | Fair value [member]
Liabilities
Contingent purchase consideration	(91)	(109)
Level 3 [member] | Fair value [member] | Quoted equity shares [member]
Assets
Equity securities	$ 125	$ 108